Deposits	12 Months Ended
Dec. 31, 2019
Disclosure Of Deposits On Materials And Equpment [Abstract]
Deposits
11.	Deposits

During the year ended December 31, 2019, the Company prepaid for intangible assets, grow equipment, extraction equipment, packaging equipment and construction that totalled $886,265 (December 31, 2018 - $981,832).